   [LOGO OF EATON VANCE    Investing
   MUTUAL FUNDS APPEARS
   HERE]                   for the

                           21st

                           Century


   Semiannual report February 28, 1997           [PHOTO OF NY STOCK EXCHANGE
                                                 IN NEWSPAPER & CALCULATOR
                                                 APPEARS HERE]


                                      EV

                                  TRADITIONAL

                                    GROWTH

                                     FUND


[PHOTO OF NY STOCK EXCHANGE
FLAG APPEARS HERE]

                                  Eaton Vance
                     Global Management--Global Distribution


            [PHOTO OF NY STOCK EXCHANGE TRADING FLOOR APPEARS HERE]



                                                                     Traditional

EV Traditional Growth Fund as of February 28, 1997

INVESTMENT UPDATE

[PHOTO OF THOMAS E. FAUST JR.,
PORTFOLIO MANAGER, APPEARS HERE]

Investment Environment
--------------------------------------------------------------------------------

   The Economy

 . The current expansion is in its sixth year, the third time in 30 years that the economy has shown sustained growth for this long.

 . The economy's growth, measured by Gross Domestic Product (GDP), increased at a 3.4% pace in 1996.

 . Unemployment, which inched up during the period from 5.1% to 5.3%, remains low. Wage pressures, which can lead to higher inflation, do not appear threatening.

 .  The inflation rate, as measured by the Consumer Price Index (CPI), rose 0.1%
   during January, 1997, the smallest increase since June, 1996. For the 12 months ended January, 1997, the CPI rose a moderate 3.0%.

   The Markets

 . The stock market continued its remarkable growth, led by a relatively small group of large capitalization, blue chip stocks. The S&P 500 Index, a broadly based, unmanaged index of large capitalization stocks traded in the U.S., had a total return of 22.6% during the six months ended February 28, 1997.*

 . Momentum in the equity markets shifted in 1996 from smaller, more speculative stocks and initial public offerings (IPOs), to high quality, "brand name" companies, after the former corrected in May-July.

 . Stock valuations have risen significantly, and this is a concern. However, earnings appear solid, and growth should be sustained through this year. Good companies with reasonable valuations can still be found, and it is our goal to identify them.

--------------------------------------------------------------------------------
Fund shares are not guaranteed by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

The Fund
--------------------------------------------------------------------------------

   The Past Six Months

 . During the six months ended February 28, 1997, EV Traditional Growth Fund had a total return of 17.5%./1/

 . This return resulted from an increase in net asset value to $9.97 per share on February 28, 1997 from $9.24 per share on August 31, 1996, and the reinvestment of $0.025 per share in income dividends and $0.785 in capital gains distributions.

 . By comparison, the average annual total return for mutual funds in the Lipper Growth Funds Category was 15.3% during this period.*

   Current Strategy and Outlook

 . The Fund has benefited from three major positive developments; investing in the type of high-quality, large capitalization stocks that have performed well; investing in areas of the economy that are doing well, such as the financial and health care sectors; and generally avoiding stocks which have performed poorly.

 . In what has been a very good market for this type of fund, management has taken steps to reduce risk and take profits, while focusing on higher quality, more conservative stocks.

 . While the market has produced spectacular returns in the recent past, a correction of some magnitude will eventually occur. Understanding this, we believe that investing in companies with strong underlying growth prospects makes sense for the long term.

--------------------------------------------------------------------------------
/1/This return does not include the maximum 4.75% initial sales charge.

/2/Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns reflect a maximum 4.75% sales charge. Past performance is not indicative of future results. The value of an investment in the Fund may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

/3/Sector weighting and holdings are as of 2/28/97 only and may not be representative of the Portfolio's current or future investments. Top 10 holdings account for 29.65% of the Portfolio's investments, determined by dividing the total market value of the holdings by the total net assets of the Portfolio.

  *It is not possible to invest directly in an index or Lipper Category.


--------------------------------------------------------------------------------
Fund Information
as of February 28, 1997

Performance/2/
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                                               20.3%

Five Years                                                             10.0

10 Years                                                               10.5


SEC Average Annual Total Returns (including maximum sales charge)
--------------------------------------------------------------------------------
One year                                                               14.6%

Five Years                                                              8.9

10 Years                                                                9.9


Portfolio Sector Weighting/3/
--------------------------------------------------------------------------------

[PIE CHART APPEARS HERE]    Financial                                    25%

                            Heath Care                                   22%

                            Business Product & Services                  13%

                            Cash & Other                                 10%

                            Capital Goods                                 9%

                            Technology                                    8%

                            Retail                                        6%

                            Basic Materials                               7%

Ten Largest Holdings/3/
--------------------------------------------------------------------------------
By total net assets

                            Sofomor/Danek                              4.07%

                            Allstate                                   3.64

                            Intel                                      3.00

                            Federal Nat'l Mortgage Corp.               2.90

                            Xerox                                      2.83

                            Reuters Holdings, PLC                      2.71

                            Franklin Resources                         2.65

                            Eli Lilly                                  2.64

                            MGIC Investment Corp.                      2.61

                            Boston Scientific                          2.60

Traditional Growth Fund as of February 28, 1997

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of February 28, 1997
Assets
---------------------------------------------------------------
Investment in Growth Portfolio, at
   value (Note 1A)(identified
   cost, $111,152,871)                            $154,014,817
Receivable for Fund shares sold                         20,706
---------------------------------------------------------------
Total assets                                      $154,035,523
---------------------------------------------------------------

Liabilities
---------------------------------------------------------------
Payable for Fund shares redeemed                  $     80,535
Payable to affiliate for Trustees' fees                    467
Accrued expenses                                        13,778
---------------------------------------------------------------
Total liabilities                                 $     94,780
---------------------------------------------------------------
Net Assets for 15,441,991 shares of
   beneficial interest outstanding                $153,940,743
---------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------
Paid-in capital                                   $100,791,120
Accumulated net realized gain on investments
   and foreign currency transactions
   (computed on basis of identified cost)           10,314,498
Accumulated distributions in excess of
   net investment income                               (26,821)
Net unrealized appreciation of
   investments and foreign currency
   transactions (computed on basis of
   identified cost)                                 42,861,946
---------------------------------------------------------------
Total                                             $153,940,743
---------------------------------------------------------------

Net Asset Value and Redemption Price Per Share
---------------------------------------------------------------
($153,940,743 / 15,441,991 shares of
   beneficial interest outstanding)               $       9.97
---------------------------------------------------------------

Computation of Offering Price
---------------------------------------------------------------
Offering price per share (100 / 95.25
   of $9.97)                                      $      10.47
---------------------------------------------------------------
On sales of $100,000 or more, the
offering price is reduced.


Statement of Operations

For the Six Months Ended
February 28, 1997
Investment Income (Note 1B)
---------------------------------------------------------------
Dividend income allocated from Portfolio
   (net of foreign taxes, $302)                   $    736,555
Interest income allocated from Portfolio
   (includes security lending income)                   63,462
Expenses allocated from Portfolio                     (531,375)
---------------------------------------------------------------
Total investment income                           $    268,642
---------------------------------------------------------------

Expenses
---------------------------------------------------------------
Compensation of Trustees not
   members of the Administrator's
   organization (Note 3)                          $      1,817
Custodian fee                                            7,612
Service fees (Note 5)                                   68,918
Transfer and dividend disbursing agent
   fees                                                 58,994
Printing and postage                                    29,273
Legal and accounting services                            3,674
Registration fees                                        8,988
Miscellaneous                                            2,500
---------------------------------------------------------------
Total expenses                                    $    181,776
---------------------------------------------------------------

Net investment income                             $     86,866
---------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
---------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                                 $ 10,321,158
   Foreign currency transactions                          (261)
---------------------------------------------------------------
Net realized gain on investment
   transactions                                   $ 10,320,897
---------------------------------------------------------------
Change in unrealized appreciation
   (depreciation)--
   Investment transactions                        $ 13,129,959
   Foreign currency transactions                        (2,006)
---------------------------------------------------------------
Net change in unrealized appreciation
   of investments                                 $ 13,127,953
---------------------------------------------------------------

Net realized and unrealized gain on
   investments                                    $ 23,448,850
---------------------------------------------------------------

Net increase in net assets from
   operations                                     $ 23,535,716
---------------------------------------------------------------

                       See notes to financial statements

Traditional Growth Fund as of February 28, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets




                        Six Months Ended
Increase (Decrease)     February 28, 1997    Year Ended
in Net Assets           (Unaudited)          August 31, 1996
------------------------------------------------------------
From operations --
   Net investment income $     86,866         $    655,719
   Net realized gain
      on investments       10,320,897           14,862,253
   Change in unrealized
      appreciation
      (depreciation)       13,127,953            4,038,278
------------------------------------------------------------
Net increase in net
   assets resulting
   from operations       $ 23,535,716         $ 19,556,250
------------------------------------------------------------
Distributions to
   shareholders --
   From net investment
      income             $   (347,139)        $   (544,098)
   In excess of net
      investment
      income                  (26,821)                  --
   From net realized
      gain                (10,320,897)          (4,607,568)
   In excess of net
      realized gain        (1,198,709)                  --
------------------------------------------------------------
Total distributions to
   shareholders          $(11,893,566)        $ (5,151,666)
------------------------------------------------------------
Transactions in shares
   of beneficial
   interest (Note 2) --
   Proceeds from sale
      of shares          $  1,829,393         $  3,289,100
   Net asset value of
      shares issued to
      shareholders in
      payment of
      distributions
      declared              9,979,875            4,324,311
   Cost of shares
      redeemed             (7,762,510)         (14,732,257)
------------------------------------------------------------
Net increase
   (decrease) in net
   assets from Fund
   share transactions    $  4,046,758         $ (7,118,846)
------------------------------------------------------------

Net increase in net
   assets                $ 15,688,908         $  7,285,738
------------------------------------------------------------


Net Assets
------------------------------------------------------------
At beginning of period   $138,251,835         $130,966,097
------------------------------------------------------------
At end of period         $153,940,743         $138,251,835
------------------------------------------------------------

Accumulated
undistributed
(distributions in
excess of) net
investment income
included in net assets
------------------------------------------------------------
 At end of period        $    (26,821)        $    260,273
------------------------------------------------------------

                       See notes to financial statements

Traditional Growth Fund as of February 28, 1997

FINANCIAL STATEMENTS CONT'D

Financial Highlights




                                          Six Months Ended                        Year ended August 31,
                                          February 28, 1997  --------------------------------------------------------------
                                          (Unaudited)        1996          1995          1994          1993          1992
---------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period      $  9.240      $  8.330      $  7.960      $  8.070      $  8.520      $  8.450
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------
Net investment income                       $  0.006      $  0.043      $  0.024      $  0.052      $  0.030      $  0.046
Net realized and unrealized gain
   (loss) on investments                       1.534         1.202         1.086        (0.092)        0.660         0.544
---------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations         $  1.540      $  1.245      $  1.110      $ (0.040)     $  0.690      $  0.590
---------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------
From net investment income                  $ (0.023)     $ (0.035)     $ (0.032)     $ (0.060)     $   --        $ (0.040)
In excess of net investment income            (0.002)         --          (0.018)         --            --            --
From net realized gain on investments         (0.707)       (0.300)       (0.083)       (0.010)       (1.140)       (0.480)
In excess of net realized gain on
   investments                                (0.078)         --          (0.607)         --            --            --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                         $ (0.810)     $ (0.335)     $ (0.740)     $ (0.070)     $ (1.140)     $ (0.520)
---------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period            $  9.970      $  9.240      $  8.330      $  7.960      $  8.070      $  8.520
---------------------------------------------------------------------------------------------------------------------------

Total Return /(1)/                             17.54%        15.38%        15.95%        (0.75)%        7.63%         7.22%
---------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data**
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)     $153,941      $138,252      $130,966      $130,269      $143,264      $143,695
Ratio of net expenses to average net
   assets /(2)/                                 0.98%+        0.98%         0.98%         0.95%         0.89%         0.87%
Ratio of net investment income to
   average net assets                           0.12%+        0.48%         0.42%         0.61%         0.56%         0.53%
Portfolio Turnover /(3)/                        --            --            --              89%           84%           68%
---------------------------------------------------------------------------------------------------------------------------

+     Annualized.
/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.
/(2)/ Includes the Fund's share of its corresponding Portfolio's allocated expenses.
/(3)/ Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                       See notes to financial statements

Traditional Growth Fund as of February 28, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1  Significant Accounting Policies
   -----------------------------------------------------------------------------
   EV Traditional Growth Fund (the "Fund") is a diversified series of Eaton Vance Growth Trust (the "Trust"). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (1940 Act), as amended, as an open-end management investment company. The Fund invests all of its investable assets in interests in the Growth Portfolio (the "Portfolio"), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio, (93.1% at February 28, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

   B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

   C Expense Reduction -- The Fund has entered into an arrangement with its custodian agent whereby interest earned on uninvested cash balances are used to offset custody fees. All significant reductions are reported as a reduction of expenses in the Statement of Operations. Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio.

   D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments, option and financial futures transactions. Accordingly, no provision for federal income or excise tax is necessary. Pursuant to Section 852 of the IRC, the Fund designated $4,607,568 as a long-term capital gain distribution for its taxable year ended August 31, 1996.

   E Other -- Investment transactions are accounted for on a trade-date basis. Distributions to shareholders are recorded on the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal tax purposes.

   F Interim Financial Information -- The interim financial statements relating to February 28, 1997 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

   G Distributions -- Generally accepted accounting principles require that differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or in excess of accumulated net realized gains. Accordingly, reclassifications may periodically be made among certain capital accounts without impacting the net asset value.

   H Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

Traditional Growth Fund as of February 28, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D



2  Shares of Beneficial Interest
   -----------------------------------------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                     Six Months Ended
                                     February 28, 1997          Year Ended
                                     (Unaudited)                August 31, 1996
   -----------------------------------------------------------------------------
   Sales                                       184,400                  366,590

   Issued to shareholders
     electing to receive
     payment of distribution
     in Fund shares                          1,097,434                  516,484

   Redemptions                                (797,867)              (1,649,722)
   -----------------------------------------------------------------------------
   Net Increase (Decrease)                     438,967                 (776,648)
   -----------------------------------------------------------------------------


3  Transactions with Affiliates
   -----------------------------------------------------------------------------
   Eaton Vance Management (EVM) serves only as the Administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain of the officers and Trustees of the Fund and Portfolio are officers and directors/trustees of the above organizations.


4  Investment Transactions
   -----------------------------------------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $3,288,362 and $2,037,409, respectively.


5  Service Plan
   -----------------------------------------------------------------------------
   The Fund has adopted a Service plan (the "Plan") on July 7, 1993 pursuant to Rule 12b-1 under the Investment Company Act of 1940 and the service fee requirements of the revised sales charge rule of The National Association of Securities Dealers, Inc. The Service Plan replaced the Fund's distribution plan which became effective on June 12, 1989. The Service Plan provides that the Fund may make payments of service fees to the Principal Underwriter, Eaton Vance Management, Authorized Firms, or other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for any fiscal year. The Trustees have implemented the Plan by authorizing the Fund to make quarterly service fee payments to Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.25% of that portion of the Fund's average daily net assets for any fiscal year which is attributable to shares of the Fund sold by such persons and remaining outstanding for at least twelve months. During the six month period ended February 28, 1997, the Fund paid or accrued $68,918 under the Service Plan to the Principal Underwriter and Authorized Firms.

Growth Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS (Unaudited)



Common Stocks -- 95.33%


                                     Shares           Value
------------------------------------------------------------------
Aerospace and  Defense -- 2.46%
------------------------------------------------------------------
Boeing Co.                          40,000         $  4,070,000
Makes the Boeing 737,
747, 757, 767, and 777
jets, which represent a
variety of passenger and
cargo configurations and
capabilities. Boeing's
Defense & Space Group
has jointly developed
the F-22 fighter (with
Lockheed Martin), the
V-22 Osprey tiltrotor
aircraft (Bell
Helicopter Textron) and
the RAH-66 Comanche
helicopter (with Sikorsky).
------------------------------------------------------------------
                                                   $  4,070,000
------------------------------------------------------------------

Banks - International -- 0.93%
------------------------------------------------------------------
Banco Latinoamericano de            30,000         $  1,533,750
Exportaciones
This specialized multinational
bank, based in Panama City,
primarily provides short-term,
trade related financing to
stockholder banks from 22 member
countries in Latin America and
the Caribbean.
------------------------------------------------------------------
                                                   $  1,533,750
------------------------------------------------------------------

Banks - Regional -- 2.41%
------------------------------------------------------------------
Norwest Corp.                       80,000         $  3,980,000
Provides community banking
through more than 700 branches
in a 16 state region.
------------------------------------------------------------------
                                                   $  3,980,000
------------------------------------------------------------------

Beverages -- 2.28%
------------------------------------------------------------------
PepsiCo, Inc.                      115,000         $  3,780,625
Global soft drink producer
with businesses in snack foods
and fast food restaurants.
------------------------------------------------------------------
                                                   $  3,780,625
------------------------------------------------------------------

Chemicals -- 3.67%
------------------------------------------------------------------
Monsanto Co.                       100,000         $  3,637,500
Produces a range of products
for the agricultural, home
furnishings, automobile,
construction and personal
care markets.

Praxair Inc.                        50,000            2,431,250
The largest producer of
industrial gases in North
and South America.
------------------------------------------------------------------
                                                   $  6,068,750
------------------------------------------------------------------

Computers and Business Equipment -- 4.19%
------------------------------------------------------------------
Hewlett Packard Co.                 40,000         $  2,240,000
One of the world's most
successful high tech companies.
Products include servers,
computers, and workstations
for home and business.

Xerox Corp.                         75,000         $  4,687,500
The dominant producer of high
end document processing machines.
------------------------------------------------------------------
                                                   $  6,927,500
------------------------------------------------------------------

Drugs -- 10.71%
------------------------------------------------------------------
American Home Products Corp.        40,000         $  2,560,000
Leading manufacturer of
prescription drugs, medical
supplies and diagnostics, as
well as agricultural herbicides,
consumer medications and
branded food products.

Astra AB A Free Shares              80,000            3,840,984
Swedish based international
pharmeceutical firm with drugs
for the control of ulcers and
asthma.

Elan Corp. PLC ADR/1/               95,000            3,289,375
Develops drug delivery systems
designed to improve and control
the absorption and utilization
of pharmaceutical compounds.

Eli Lily & Co.                      50,000            4,368,750
A major U.S. drug company,
researches, produces and makes
pharmaceuticals spanning the
entire drug spectrum.

Pfizer, Inc.                        40,000            3,665,000
A large international
ethical pharmaceutical
manufacturer with
important positions in
hospital products and
animal health.
------------------------------------------------------------------
                                                   $  17,724,109
------------------------------------------------------------------

Electronics - Semiconductors -- 3.59%
------------------------------------------------------------------
Intel Corp.                         35,000         $  4,965,625
A manufacturer of
semiconductors and other
microcomputer components
and systems which comprise
the heart of the personal
computer.

MEMC Electronic
Materials, Inc.                     40,000              980,000
Worldwide producer of
silicon wafers used in
the production of
semiconductors.
------------------------------------------------------------------
                                                   $  5,945,625
------------------------------------------------------------------

Financial - Miscellaneous -- 7.69%
------------------------------------------------------------------
Federal National
Mortgage Association               120,000         $  4,800,000
U.S. Government
sponsored mortgage
lender and provider of
secondary mortgage
market.

MBNA Corp.                         112,500            3,600,000
Dominant issuer of
MasterCard/Visa credit
cards to affinity groups.

MGIC Investment Corp.               55,000            4,324,375
The leading provider of
private mortgage
insurance coverage to
U.S. banks and other
mortgage suppliers.
------------------------------------------------------------------
                                                   $ 12,724,375
------------------------------------------------------------------

                       See notes to financial statements

Growth Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



                                     Shares           Value
------------------------------------------------------------------
Health Services -- 0.81%
------------------------------------------------------------------
Covance, Inc./1/                    21,250         $    403,750
The second largest
contract research
organization in the
world offering a full
range of drug development
services to pharmaceutical
and biotechnology
companies worldwide.

Quest Diagnostics, Inc./1/          10,625              179,297
A major provider of
clinical laboratory testing
services in the U.S. with
over 30 regional and branch
laboratories that process
more than 60 million patient
requisitions each year.

Vencor, Inc./1/                     21,900              758,288
Managers of acute long-term
care hospitals.
------------------------------------------------------------------
                                                   $  1,341,335
------------------------------------------------------------------

Information Services -- 7.37%
------------------------------------------------------------------
Automatic Data Processing, Inc.     80,000         $  3,410,000
The leading independent
computing and payroll
processing services firm
in the U.S.

Ceridian Corp./*1/                 110,000            4,303,750
Provides payroll processing
and other employer services,
media and market research.

Reuters Holdings, PLC ADR           70,000            4,488,750
Worldwide provider of
proprietary financial data
and information.
------------------------------------------------------------------
                                                   $ 12,202,500
------------------------------------------------------------------

Insurance -- 7.91%
------------------------------------------------------------------
Allstate Corp.                      95,000         $  6,020,625
Leading underwriter of
automotive and homeowners
insurance as well as a
life insurance carrier.

General Re Corp.                    25,000            4,240,625
Is the parent company of
General Reinsurance, the
largest property/casualty
reinsurer in the U.S.
and one of the 3 largest
in the world.

Mutual Risk Management Ltd.         80,000            2,830,000
Provides risk management
services to clients seeking
an alternative to traditonal
commercial insurance,
particularly for workers'
compensation.
------------------------------------------------------------------
                                                   $ 13,091,250
------------------------------------------------------------------

Investment Services -- 2.65%
------------------------------------------------------------------
Franklin Resources, Inc.            75,000         $  4,387,500
Provides investment
management and related
services to a family of
equity and fixed income
mutual funds.
------------------------------------------------------------------
                                                   $  4,387,500
------------------------------------------------------------------

Lodging and Gaming -- 2.05%
------------------------------------------------------------------
ITT Corp./1/                        60,000         $  3,390,000
Operator of Sheraton hotels,
Caesar's Palace resort casinos
and Madison Square
Garden.
------------------------------------------------------------------
                                                   $  3,390,000
------------------------------------------------------------------

Machinery -- 2.32%
------------------------------------------------------------------
Deere & Co.                         90,000         $  3,836,250
The largest agricultural
equipment company and
also producer of
earthmoving and forestry
machinery.
------------------------------------------------------------------
                                                   $  3,836,250
------------------------------------------------------------------

Medical Products -- 9.04%
------------------------------------------------------------------
Baxter International, Inc.          85,000         $  3,910,000
Leading U.S. maker and
distributor of health
care products used in
hospitals and other
medical facilities.

Boston Scientific Corp./1/          65,000            4,306,250
Medical device manufacturer
focusing primarily on
disposable products in less
invasive surgery procedures.

Sofamor Danek Group, Inc./1/       170,000            6,736,250
The dominant supplier of
spinal implant devices used
in surgical treatment of
spinal diseases and deformities.
------------------------------------------------------------------
                                                   $ 14,952,500
------------------------------------------------------------------

Metals and Minerals -- 5.47%
------------------------------------------------------------------
Freeport McMoran Copper
& Gold, Inc.                       100,000         $  3,262,500
Operator of third largest
copper mine in the world
with world's largest gold
reserves.

J & L Specialty Steel, Inc.        190,000            2,636,250
Manufactures flat rolled
stainless steel. The
company's products are
used in a variety of
industrial, commercial
and consumer products
including chemical and
refining equipment, cargo
containers & beer kegs.

Potash Corp. of
Saskatchewan, Inc.*                 40,000            3,145,000
The global leader of potash
production and number three
in phosphates, two of the
three components of
fertilizer nutrients.
------------------------------------------------------------------
                                                   $  9,043,750
------------------------------------------------------------------

Oil and  Gas - Exploration and Production -- 4.06%
------------------------------------------------------------------
Anadarko Petroleum Corp.            60,000         $  3,375,000
Leading independent natural
gas and crude oil production
company.

                       See notes to financial statements

Growth Portfolio as of February 28, 1997
PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



                                     Shares           Value

------------------------------------------------------------------
Oil and Gas - Exploration and
------------------------------------------------------------------
Production (continued)
------------------------------------------------------------------
Triton Energy Ltd.                  80,000         $  3,350,000
Independent oil and gas
producer with major
developments in Colombia
and Thailand.
------------------------------------------------------------------
                                                   $  6,725,000
------------------------------------------------------------------

Photography -- 1.62%
------------------------------------------------------------------
Eastman Kodak Co.                   30,000         $  2,688,750
Largest producer of
photographic products in
the world.
------------------------------------------------------------------
                                                   $  2,688,750
------------------------------------------------------------------

Publishing -- 1.68%
------------------------------------------------------------------
McGraw-Hill, Inc.                   53,500         $   2,775,312
Supplies informational
products and services
for businesses,
education and industry
through a broad range of
media.
------------------------------------------------------------------
                                                   $  2,775,312
------------------------------------------------------------------

Retail - Food and Drug -- 2.24%
------------------------------------------------------------------
CVS Corp.                           80,000         $  3,700,000
Is the largest drugstore
chain in the Northeast.
------------------------------------------------------------------
                                                   $  3,700,000
------------------------------------------------------------------

Retail - Specialty and Apparel -- 3.41%
------------------------------------------------------------------
Home Depot, Inc.                    50,000         $  2,725,000
A chain of do-it-yourself warehouse
style stores.

Lowes Companies                     80,000            2,920,000
Operator of discount stores
that cater to home building and
the home improvement market.
------------------------------------------------------------------
                                                   $  5,645,000
------------------------------------------------------------------

Specialty Chemicals and Materials -- 5.21%
------------------------------------------------------------------
Corning, Inc.                       85,000         $  3,198,125
Manufactures specialty glass.
Its consumer products division
makes Corelle dinnerware,
Corning Ware cookware, Pyrex
glassware, Serengeti sunglasses,
and Steuben crystal.

Millipore Corp.                     40,000            1,725,000
Products use membrane
separations technology
to analyze and purify fluids
for a variety of high tech
industries.

Sealed Air Corp./1/                 90,000            3,701,250
Global manufacturer of a broad
line of protective and specialty
packaging materials and systems.
------------------------------------------------------------------
                                                   $  8,624,375
------------------------------------------------------------------

Transportation -- 1.56%
------------------------------------------------------------------
Southwest Airlines Co.             110,000         $  2,585,000
Discount airline
expanding throughout the
U.S.
------------------------------------------------------------------
                                                   $  2,585,000
------------------------------------------------------------------
Total Common Stocks
   (Identified cost $113,366,143)                  $157,743,256
------------------------------------------------------------------


Short-Term Investments -- 4.31%

                               Principal
                               Amount
                               (000 omitted)    Value
------------------------------------------------------------------
American General Finance
Corp., 5.32%, 3/10/97          $3,146      $  3,141,816
CIT Group Holdings,
5.40%, 3/3/97                   4,000         3,998,800
------------------------------------------------------------------

Total Short-Term Investments
   (identified cost $7,140,616)            $  7,140,616
------------------------------------------------------------------

Total Investments -- 99.64%
   (identified cost $120,506,759)          $164,883,872
------------------------------------------------------------------
Other Assets, Less Liabilities --
0.36%                                      $    592,046
------------------------------------------------------------------

Net Assets -- 100%                         $165,475,918
------------------------------------------------------------------
ADR -- American Depositary Receipt
1  Non-income producing security.
*  Foreign Security

                       See notes to financial statements

Growth Portfolio as of February 28, 1997

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of February 28, 1997

Assets
-------------------------------------------------------------
Investments, at value (Note 1A)
   (identified cost, $120,506,759)             $164,883,872
Cash                                                  6,464
Receivable for investments sold                     381,384
Dividends and interest receivable                   213,025
Other assets                                         12,110
Deferred organization expenses (Note 1D)              7,911
-------------------------------------------------------------
Total assets                                   $165,504,766
-------------------------------------------------------------

Liabilities
-------------------------------------------------------------
Payable to affiliate for Trustees' fees        $      1,922
Accrued expenses                                     26,926
-------------------------------------------------------------
Total liabilities                              $     28,848
-------------------------------------------------------------
Net Assets applicable to investors'
    interest in Portfolio                      $165,475,918
-------------------------------------------------------------


Sources of Net Assets
-------------------------------------------------------------
Net proceeds from capital
    contributions and withdrawals              $121,099,539
Net unrealized appreciation of investments
    and foreign currency transactions
    (computed on the basis of identified cost)   44,376,379
-------------------------------------------------------------
Total                                          $165,475,918
-------------------------------------------------------------



Statement of Operations

For the Six Months Ended
February 28, 1997
Investment Income
-------------------------------------------------------------
Dividends (net of foreign taxes, $347)         $    786,596
Interest                                             67,618
-------------------------------------------------------------
Total income                                   $    854,214
-------------------------------------------------------------


Expenses
-------------------------------------------------------------
Investment adviser fee (Note 2)                $    492,924
Compensation of Trustees not members of the
    Administrator's organization (Note 2)             6,792
Custodian fee                                        47,372
Legal and accounting services                        14,069
Amortization of organization expenses
    (Note 1D)                                         1,629
Registration fees                                       275
Miscellaneous                                         3,952
-------------------------------------------------------------
Total expenses                                 $    567,013
-------------------------------------------------------------

Net investment income                          $    287,201
-------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
-------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified
     cost basis)                               $ 11,036,803
    Foreign currency transactions                      (279)
-------------------------------------------------------------
Net realized gain on investment
    transactions                               $ 11,036,524
-------------------------------------------------------------
Change in unrealized appreciation
    (depreciation)--
    Investments (identified cost basis)        $ 13,971,707
    Foreign currency transactions                    (2,142)
-------------------------------------------------------------
Net change in unrealized appreciation          $ 13,969,565
    of investments
-------------------------------------------------------------

Net realized and unrealized gain on            $ 25,006,089
   investments
-------------------------------------------------------------

Net increase in net assets from                $ 25,293,290
   operations
-------------------------------------------------------------



                       See notes to financial statements

Growth Portfolio as of February 28, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets




                                     Six Months Ended
Increase (Decrease)                  February 28, 1997    Year Ended
in Net Assets                        (Unaudited)          August 31, 1996
-----------------------------------------------------------------------------
From operations --
   Net investment income                $    287,201       $  1,045,595
   Net realized gain on investments
       and foreign currency
       transactions                       11,036,524         15,075,037
   Change in unrealized
       appreciation (depreciation)        13,969,565          4,390,133
-----------------------------------------------------------------------------
Net increase in net assets
   from operations                      $ 25,293,290       $ 20,510,765
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                        $  6,053,597       $ 12,571,319
   Withdrawals                           (12,602,859)       (20,352,794)
-----------------------------------------------------------------------------
Net decrease in net assets from
   capital transactions                 $ (6,549,262)      $ (7,781,475)
-----------------------------------------------------------------------------

Net increase in net assets              $ 18,744,028       $ 12,729,290
-----------------------------------------------------------------------------


Net Assets
-----------------------------------------------------------------------------
At beginning of period                  $146,731,890       $134,002,600
-----------------------------------------------------------------------------
At end of period                        $165,475,918       $146,731,890
-----------------------------------------------------------------------------




                       See notes to financial statements

Growth Portfolio as of February 28, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                              Six Months Ended         Year Ended August 31,
                                                              February 28, 1997 --------------------------------------
                                                              (Unaudited)         1996           1995          1994*
----------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets**
----------------------------------------------------------------------------------------------------------------------
Expenses                                                          0.72%+           0.72%         0.73%         0.73%+
Net investment income                                             0.37%+           0.73%         0.67%         0.66%+
Portfolio Turnover                                                  25%              62%           84%            4%
-----------------------------------------------------------------------------------------------------------------------
Average commission rate (per share)/(1)/                      $ 0.0598         $ 0.0595      $     --      $     --
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                      $165,476         $146,732      $134,003      $131,536

+   Annualized.
* For the period from the start of business, August 2, 1994, to August 31, 1994.
/(1)/ Average commission rate paid is computed dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions were charged.











                       See notes to financial statements

Growth Portfolio as of February 28, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited)



1  Significant Accounting Policies

   -----------------------------------------------------------------------------
   Growth Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on August 2, 1994, with the acquisition of investments with a value of $127,122,709, including unrealized appreciation of $6,444,330 in exchange for an interest in the Portfolio by one of the Portfolio's investors. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which classing sale prices are not available are valued at the mean between the latest bid and asked prices. Short debt securities with a remaining maturity of 60 days or less are values at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B Federal Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for Federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Trust's understanding of the applicable countries' tax rules and rates.

   C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by the credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reflected as a reduction of operating expense on the statement of operations.

   D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

   E Other -- Investment transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2  Investment Adviser Fee and Other Transactions with Affiliates

   -----------------------------------------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets. For the six months ended February 28, 1997, the fee was equivalent to 0.625% of the Portfolio's average daily net assets for such period and amounted to $492,924. Except as to the Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations. Trustees of the Portfolios that are not affiliated with the Advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the

Growth Portfolio as of February 28, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D





  Trustees Deferred Compensation Plan. For the period ended February 28, 1997, no significant amounts have been deferred.

3 Investment Transactions
  ------------------------------------------------------------------------------
  Purchase and sales of investments, other than short-term obligations, aggregated $37,486,014 and $41,881,534, respectively.

4 Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in value of the investments owned at February 28, 1997, as computed on a federal income tax basis, were as follows:

     Aggregate cost                                               $120,506,759
  ------------------------------------------------------------------------------
     Gross unrealized appreciation                                $ 46,291,673

     Gross unrealized depreciation                                  (1,914,560)
  ------------------------------------------------------------------------------


     Net unrealized appreciation                                  $ 44,377,113
  ------------------------------------------------------------------------------

5 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

Traditional Growth Fund as of February 28, 1997

INVESTMENT MANAGEMENT


Traditional Growth Fund

    Officers                   Independent Trustees
    James B. Hawkes            Donald R. Dwight
    President and Trustee      President, Dwight Partners, Inc.
                               Chairman, Newspapers of New England, Inc.
    M. Dozier Gardner
    Vice President             Samuel L. Hayes, III
                               Jacob H. Schiff Professor of Investment Banking,
    William D. Burt            Harvard University Graduate School of
    Vice President             Business Administration

    Barclay Tittmann           Norton H. Reamer
    Vice President             President and Director, United Asset
                               Management Corporation
    James L. O'Connor
    Treasurer                  John L. Thorndike
                               Formerly Director, Fiduciary Company Incorporated
    Thomas Otis
    Secretary                  Jack L. Treynor
                               Investment Adviser and Consultant


Growth Portfolio


    Officers                   Independent Trustees
    James B. Hawkes            Donald R. Dwight
    President and Trustee      President, Dwight Partners, Inc.
                               Chairman, Newspapers of New England, Inc.
    M. Dozier Gardner
    Vice President             Samuel L. Hayes, III
                               Jacob H. Schiff Professor of Investment Banking,
    Thomas E. Faust, Jr.       Harvard University Graduate School of
    Vice President and         Business Administration
    Portfolio Manager
                               Norton H. Reamer
    James L. O'Connor          President and Director, United Asset
    Treasurer                  Management Corporation

    Thomas Otis                John L. Thorndike
    Secretary                  Formerly Director, Fiduciary Company Incorporated

                               Jack L. Treynor
                               Investment Adviser and Consultant